Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

15. Stock-Based Compensation

In 2008, the Company adopted the 2008 Stock Incentive Plan (as amended, the “2008 Plan”) for employees, officers, directors, consultants and advisors. The 2011 Stock Incentive Plan (the “2011 Plan”) became effective upon closing of the Company’s initial public offering in April 2012. Upon effectiveness of the 2011 Plan, no further awards were available to be issued under the 2008 Plan. The 2011 Plan is administered by the Board of Directors of the Company and permits the Company to grant incentive and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. Additional shares also become available for grant by reason of the forfeiture, cancellation, expiration or termination of existing awards. The Company registered 0.4 million, 0.4 million and 0.4 million of additional shares of common stock related to the 2011 Plan in February 2016, February 2015 and March 2014, respectively. As of December 31, 2016, there were 0.5 million shares remaining available for grant under the 2011 Plan.

On August 11, 2017, the Company’s stockholders approved an amendment to the Company's certificate of incorporation to effect the Reverse Split. On September 5, 2017, the Company filed the amendment to its certificate of incorporation to effect the Reverse Split, and on September 6, 2017, the Reverse Split was effective for trading purposes. As a result of the Reverse Split, every ten shares of common stock issued and outstanding was converted into one share of common stock, reducing the number of issued and outstanding shares of common stock from approximately 132.8 million shares to approximately 13.28 million shares. No fractional shares were issued in connection with the Reverse Split. The amendment to the certificate of incorporation also proportionately reduced the number of authorized shares of common stock from 200 million to 20 million. The Reverse Split did not change the par value of the common stock. The Reverse Split did not change the number of authorized shares or par value of the Company’s preferred stock, of which there are no shares issued or outstanding. All outstanding stock options and convertible notes entitling their holders to purchase shares of common stock or acquire shares of common stock upon conversion, as the case may be, were adjusted as a result of the Reverse Split, as required by the terms of these securities.

During the years ended December 31, 2016, 2015 and 2014, the Company issued options to purchase 0.4 million, 0.4 million and 0.4 million shares of common stock, respectively. These options generally vest over a three-year period for employees. Options granted to directors vest immediately.

The fair value of stock options granted to employees during the years ended December 31, 2016, 2015 and 2014 was estimated at the date of grant using the following assumptions:

	Years Ended December 31,
	2016	2015	2014
Risk-free interest rate	1.1 – 2.0%	1.5 – 1.8%	1.6 – 2.0%
Expected dividend yield	0%	0%	0%
Expected term	5.0 – 5.8 years	5.0 – 5.9 years	5.0 – 5.9 years
Expected volatility	67 – 69%	66 – 67%	64 – 72%

The Company uses the simplified method to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term of its stock options. Under this approach, the expected term is calculated to be the average of the ten-year contractual term of the option and the weighted-average vesting term of the option, taking into consideration multiple vesting tranches. The computation of expected volatility is based on the historical volatility of comparable companies from a representative peer group selected based on industry and market capitalization. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. Management estimates expected forfeitures based on historical experience and recognizes compensation costs only for those equity awards expected to vest.

The Company recognized stock-based compensation expense during the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Employee awards:
Research and development expense	$6,083	$7,711	$6,434
General and administrative expense	4,685	5,392	5,276
Restructuring expense	1,371	—	—
Stock-based compensation expense for employee awards	12,139	13,103	11,710
Stock-based compensation expense for non-employee awards	1	58	268
Total stock-based compensation expense	$12,140	$13,161	$11,978

The following table summarizes stock option activity during the year ended December 31, 2016:

(in thousands, except per share amounts)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,921	$57.20	6.24	$47,963
Granted	426	$55.70
Exercised	(196)	$32.90
Forfeited	(249)	$70.40
Outstanding at December 31, 2016	1,902	$57.70	5.97	$7,564
Vested and expected to vest at December 31, 2016	1,879	$57.60	5.93	$7,564
Exercisable at December 31, 2016	1,497	$54.90	5.24	$7,564

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2016, 2015 and 2014 was $33.20, $58.00 and $34.10, respectively.

The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $5.6 million, $30.9 million and $19.8 million, respectively.

As of December 31, 2016, there was $12.7 million of total unrecognized stock-based compensation expense related to unvested employee stock options. The Company expects to recognize this expense over a weighted-average period of approximately 1.7 years.